Document And Entity Information	Dec. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	Pursuit Attractions and Hospitality, Inc.
Entity Central Index Key	0000884219
Entity Emerging Growth Company	false
Entity File Number	001-11015
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	1401 17th Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(602)
Local Phone Number	207-1000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.50 Par Value
Trading Symbol	PRSU
Security Exchange Name	NYSE